Financial Instruments	12 Months Ended
Dec. 31, 2012
Financial Instruments [Abstract]
Financial Instruments

Note 7.  Financial Instruments

The Company is exposed to market risks with respect to certain of the financial instruments that it holds.  Cash, accounts receivable, accounts payable and accrued liabilities are reflected in the consolidated financial statements at cost which approximates fair value because of the short-term maturity of these instruments.  The fair value of the senior credit facility was estimated based on an analysis of the forward-looking interest rates as of December 31, 2012, compared to the forward looking interest rates at inception, assuming no change in the credit profile of the Company or market demand for similar instruments.  The Company’s valuation technique for this instrument is considered to be a level three fair value measurement within the fair value hierarchy described in FASB ASC 820.  The fair values of the derivative instruments (Note 5) were derived based on quoted trading prices obtained from the administrative agents as of December 31, 2012.  The Company’s valuation technique for these instruments is considered to be level two fair value measurements within the fair value hierarchy described in FASB ASC 820.  The fair values of other financial instruments, if applicable, are based on quoted market prices or discounted cash flows based on current market conditions.

The following table indicates the difference between face amount, carrying amount and fair value of the Company’s financial instruments at December 31, 2012 and 2011.

(In thousands)	Face Amount		Carrying Amount	Fair Value
December 31, 2012
Financial assets:
Cash	$2		$2	$2
Long-term investments for which it is not practicable to estimate fair value	N/A		462	N/A
Financial liabilities:
Senior credit facility	311,022		311,022	320,739
Capital lease obligations	1,203		1,203	1,203
Derivatives related to debt:
Interest rate swap liability	153,750	*	1,871	1,871

December 31, 2011
Financial assets :
Cash	$10,547		$10,547	$10,547
Long-term investments for which it is not practicable to estimate fair value	N/A		128	N/A
Financial liabilities:
Senior credit facility	324,500		324,500	324,500
Capital lease obligations	$2,076		$2,076	$2,076

*notional amount

Of the long-term investments for which it is not practicable to estimate fair value in the table above, $0.4 million as of December 31, 2012 represents the Company’s investment in CoBank.  This investment is primarily related to patronage distributions of restricted equity and is a required investment related to the portion of the credit facility loan held by CoBank.  This investment is carried under the cost method.